Bank and Other Borrowings (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2019	Dec. 17, 2018	Nov. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 28, 2017
Bank Borrowings (Textual)
Weighted average interest rate				13.76%	13.92%
Short term loan				$ 5,000	$ 11,010
Short-term bank borrowing with an outstanding balance					$ 8,604
Short term debt, description				The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group's ordinary shares classified as permanent equity. As the modification of the 2016 Warrants term resulted in the reclassification of the 2016 Warrants from liability to equity, the 2016 Warrants amounted to US$1,544 were re-measured at fair value upon Merger and reclassified to additional paid in capital as of December 31, 2017.
Interests and penalties payable				$ 2,000
Warrant [Member]
Bank Borrowings (Textual)
Short term debt, description				In August 2016, the Group issued 2,515,123 and 1,900,800 warrants ("2016 Warrants") to two banks in connection with a short term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group's ordinary shares at the consummation date of the Merger.
PFG5 [Member]
Bank Borrowings (Textual)
Weighted average interest rate				10.07%	8.40%
Short-term bank borrowing with an outstanding balance	$ 3,000			$ 2,375	$ 3,146
Long-term bank borrowing, description	Bearing an interest rate of 8% per annum from May 1, 2018 to October 31, 2018 and an interest rate of 12% per annum from November 1, 2018 to April 30, 2021, which is the maturity date.	The Group entered into a convertible term loan agreement (the "PFG note") with PFG5, bearing an interest rate of 12% per annum. The principal of this loan is $1,000 which matures in full on December 17, 2023. The outstanding principal balance of $1,000 as of December 31, 2018 and accrued interest of $5 was fully repaid in December 2018. At any time while the PFG note was outstanding, upon notice only, PFG may elect to convert the PFG note into 208,768 ordinary shares of the Company at the conversion price of $4.79 per share.
Accrued interest		$ 159			185
Additional accrued interest					$ 420
Convertible term loan				1,000
Revolving line of credit				9,500
PFG5 [Member] | Revolving Credit Facility [Member]
Bank Borrowings (Textual)
Accrued interest				$ 1,201
Revolving line of credit, description				On March 8, 2019, the Group entered into a new revolving line of credit facility (the “RLOC”) with PFG5 for $12,500. Under the agreement: (i) $9,500 may be drawn upon request at any time on or after the closing date and (ii) so long as there is no uncured default at the time of drawdown and if the Company has received at least $10,000 in cash proceeds from the sale of its equity securities to investors, then an additional $3,000 may be drawn. Any outstanding amounts under the RLOC will accrue interest at a rate of 11% per annum with a maturity date of March 8, 2021 (the “Maturity Date”). The Group shall pay interest only on principal outstanding on the RLOC until the Maturity Date, on which date the entire unpaid principal balance on the RLOC plus any and all accrued and unpaid interest shall be repaid. In March 2019, the Company drew down $9,500 from the RLOC.
Accrued interest unpaid				$ 212
PFG4 [Member]
Bank Borrowings (Textual)
Weighted average interest rate				10.07%	8.40%
Short-term bank borrowing with an outstanding balance				$ 100
HHMC Microelectronic Co., Limited [Member]
Bank Borrowings (Textual)
Short term bank term			Three months
Short term loan							$ 5,000
Interest rate							0.04%
Interest rate will increase			0.10%
Short-term bank borrowing with an outstanding balance					$ 2,405	$ 5,000
Repaid balance					$ 2,595
Maturity date					Jun. 30, 2019
Accrued interest					$ 1,080	68
Additional accrued interest					456
SPD Silicon Valley Bank Co., Ltd [Member]
Bank Borrowings (Textual)
Short-term bank borrowing with an outstanding balance					8,604	$ 7,648
Maturity date				Aug. 31, 2018
Additional borrowing					956
Long-term bank borrowing, description				The loan bore an interest rate of 8% per annum based on the LIBOR rate.
Interest paid				$ 168	$ 521